Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Commitments, contingencies and guarantees
Collateral held in connection with standby letters of credit and other guarantees	¥ 5,656	¥ 6,115